Note Payable (Details) - USD ($) $ in Thousands		11 Months Ended
	Dec. 08, 2022	Dec. 31, 2022	Mar. 08, 2023
Note Payable
Proceeds form issuance of note		$ 7,600
Note payable
Note Payable
Percentage of interest rate	9.00%
Maturity term	12 months
Number of days after the date of business combination for maturity term	5 days
Percentage of the face amount including accrued interest payable if the business combination not consummated	120.00%
Note payable | Hydra
Note Payable
Proceeds form issuance of note	$ 7,600
Face amount of note	$ 8,000		$ 10,000
Percentage of principal amount payable for waiving the acceleration right in consideration			125.00%